Vessels, net (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant and Equipment Net
Vessels Table
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2011	$ 540,454	$ (60,084)	$ 480,370
—Depreciation	-	(13,616)	(13,616)
Balance December 31, 2012	$ 540,454	$ (73,700)	$ 466,754
—Depreciation	-	(13,579)	(13,579)
Balance December 31, 2013	$ 540,454	$ (87,279)	$ 453,175